Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 24,006	$ 6,636
Marketable securities	52,496	401
Accounts receivable (net of allowance of $144 and $133 at December 31, 2013, and Sept 30, 2014 respectively)	2,988	6,204
Inventory	6,473	3,762
Research and development tax credit receivable short term	9,905	14,139
Prepaid expenses and other current assets	3,380	2,481
Total current assets	99,248	33,623
Goodwill, net	18,490	18,491
Property and equipment, net	15,182	17,435
Intangible assets	31,327	40,139
Other assets:
Research and development tax credit receivable long term	0	6,410
Other long-term assets	139	154
Total assets	164,386	116,252
Current liabilities:
Current portion of long-term debt, incl to related parties	27,811	19,194
Current portion of capital lease obligations	77	85
Accounts payable	7,007	5,099
Current portion of deferred revenue	612	1,264
Advances from customers	0	116
Accrued expenses	5,710	6,527
Other current liabilities	6,503	8,310
Total current liabilities	47,720	40,595
Long-term debt, less current portion, incl. to related parties	68,028	66,320
Capital lease obligations, less current portion	36	103
Deferred tax liabilities	0	2,806
Other long-term liabilities	8,554	15,940
Total long-term liabilities	76,618	85,169
Shareholders' equity:
Ordinary shares: 25,612,550 issued and outstanding at December 31, 2013 and 38,936,300 at Sept 30, 2014 (shares authorised 51,866,390) at nominal value of 0.122 euro	5,998	3,746
Additional paid-in capital	329,677	211,473
Accumulated deficit	(293,303)	(235,546)
Accumulated other comprehensive income (loss)	(2,324)	10,815
Total shareholders' equity	40,048	(9,512)
Total liabilities and shareholders' equity	$ 164,386	$ 116,252